SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION
17.	SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION

The tables presented below provide supplemental information to the unaudited condensed consolidated statements of cash flows regarding contract origination and maturity activity included in the pertinent captions on the Partnership’s unaudited condensed consolidated statements of cash flows (in thousands):

	Nine months ended September 30,
	2019	2018
Accounts Receivable
Pre-need/at-need contract originations (sales on credit)	(88,296)	$(95,267)
Cash receipts from sales on credit (post-origination)	73,991	100,841
Changes in accounts receivable, net of allowance	$(14,305)	$5,574
Customer Contract Liabilities
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	$107,847	$114,132
Withdrawals of realized income from merchandise trusts during the period	6,699	13,815
Pre-need/at-need contract originations (sales on credit)	88,296	95,267
Undistributed merchandise trust investment earnings, net	8,367	357
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(6,985)	(7,211)
Recognized maturities of customer contracts collected as of end of period	(155,915)	(137,265)
Recognized maturities of customer contracts uncollected as of end of period	(24,449)	(38,734)
Changes in customer contract liabilities	$23,860	$40,361

21.	SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION

The tables presented below provide supplemental information to the consolidated statements of cash flows regarding contract origination and maturity activity included in the pertinent captions on the Partnership’s consolidated statements of cash flows (in thousands):

	Years Ended December 31,
	2018	2017
Pre-need/at-need contract originations (sales on credit)	$(126,199)	$(104,896)
Cash receipts from sales on credit (post-origination)	130,697	87,822
Changes in Accounts receivable, net of allowance	$4,498	$(17,074)
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	$146,279	$146,624
Withdrawals of realized income from merchandise trusts during the period	15,582	12,551
Pre-need/at-need contract originations (sales on credit)	126,199	104,896
Undistributed merchandise trust investment earnings, net	(2,725)	(36,461)
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(9,618)	(11,738)
Recognized maturities of customer contracts collected as of end of period	(188,897)	(199,074)
Recognized maturities of customer contracts uncollected as of end of period	(49,415)	(25,847)
Changes in Deferred revenues	$37,405	$(9,049)